Events In The Reported Period (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Apr. 04, 2013	Aug. 08, 2012
Business Acquisition [Line Items]
Cash dividend paid, per share	$ 0.16	$ 0	$ 0.16	$ 0.23	$ 0.23
Cash dividend payable							$ 2.77
Cash dividend payable, per share							$ 0.16
Dividend date declared			May 08, 2013
Dividend date to be paid			Jun. 13, 2013
Ownership percentage by noncontrolling owners						5.00%
Kardan Communications Ltd. [Member]
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners						11.00%
Viola Group [Member]
Business Acquisition [Line Items]
Percentage of interests acquired						7.00%
Viola Group [Member] | Kardan Communications Ltd. [Member]
Business Acquisition [Line Items]
Percentage of interests acquired						13.00%
Del-Ta Engineering Equipment Ltd. [Member]
Business Acquisition [Line Items]
Ownership percentage						39.00%